AST DIMENSIONAL GLOBAL CORE ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 95.0%
Unaffiliated Funds**
DFA Emerging Markets Core Equity Portfolio	21,562	$432,954
DFA Global Core Plus Fixed Income Portfolio	78,473	853,786
DFA International Core Equity Portfolio	138,933	1,733,887
DFA Selectively Hedged Global Fixed Income Portfolio	43,858	427,178
DFA U.S. Core Equity 1 Portfolio	85,051	2,174,758
DFA U.S. Core Equity 2 Portfolio	113,541	2,609,163

Total Long-Term Investments (cost $7,304,899)		8,231,726

Short-Term Investment — 4.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $419,662)(w)	419,662	419,662

TOTAL INVESTMENTS—99.8% (cost $7,724,561)		8,651,388

Other assets in excess of liabilities(z) — 0.2%		13,322

Net Assets — 100.0%		$8,664,710

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
S&P	Standard & Poor’s

**	Investments are affiliated with the Subadvisor.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
25	S&P 500 E-Mini Index	Dec. 2020	$419,000	$(4,739)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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